Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (1,301,864)			$ (5,351,177)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense	36,105			13,756
Amortization of PIPE convertible notes original issue discount	947			257,233
Amortization of right-of-use asset	82,454			72,520
Fair value of warrants in excess of fair value of debt
Expenses paid by DMAC post Merger
Bad debt expense				205,920
Change in OCI	1,662
Stock issued for services				4,493,333
Changes in operating assets and liabilities:
Accounts receivable, net	468,422			367,541
Inventory, net	(216,569)			(1,122,034)
Other current assets	2,478,953			(40,422)
Other assets				(1,875,000)
Accounts payable	1,146,347			526,376
Customer deposits	90,524			(594,071)
Accrued interest	82,759			128,049
Accrued and other current liabilities	(321,090)			(158,586)
Lease liability	(80,311)			(65,572)
Prepaid expenses	200,278			70,178
Net cash provided by (used in) operating activities	2,668,617			(3,071,956)
Cash flows from investing activities:
Purchase of property and equipment	(332,342)			(46,650)
Reduction in long term assets				(2,421,060)
Net cash used in investing activities	(332,342)			(2,467,710)
Cash flows from financing activities:
Proceeds from line of credit				1,875,000
Repayments of liabilities assumed in the Merger	(15,716)
Repayments of notes payable	(2,295)			(33,616)
Repayments of notes payable - related party	(268,500)
Proceeds from convertible notes										$ (145,992)
PIPE loan, net of OID discount	4,320,000
Cash acquired in Merger	103,818
Costs of Merger paid from PIPE loan	(2,082,787)
Repayment of line of credit	(1,980,937)
Increase in other liabilities	18,545
Dividends paid				42,963
Net cash provided by (used in) financing activities	92,128			1,884,347
Net change in cash, cash equivalents, and restricted cash	2,428,403			(3,655,319)
Cash, cash equivalents, and restricted cash, beginning of period	5,397,564		$ 6,000,947	9,656,266			$ 6,000,947
Cash, cash equivalents and restricted cash, end of period	7,825,967	$ 5,397,564		6,000,947	$ 9,656,266		5,397,564	$ 9,656,266	$ 6,000,947	9,656,266
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	302,095			275,735
Cash paid for income tax
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING and FINANCING ACTIVITIES:
Notes payable assumed in Merger	1,565,000
Accrued liabilities assumed in Merger	310,724
Remeasurement of common stock exchanged/issued in Merger	(1,875,724)
Deep Medicine Acquisition Corp [Member]
Cash flows from operating activities:
Net loss		(359,954)	(261,565)		577,351	$ (154,420)	(891,865)	257,372	(400,232)		$ (414,045)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Investment income earned on investments held in Trust Account		(55,535)			(1,061,124)		(256,757)	(1,728,701)	(1,824,459)		4,133
Changes in operating assets and liabilities:
Prepaid expenses							20,408	233,673	294,898		(277,806)
Accrued expenses							710,554	514,446	850,788		14,850
Taxes payable								68,415	57,569
Accrued expenses - related parties								(15,000)	(15,000)		(25,000)
Net cash provided by (used in) operating activities							(417,660)	(669,795)	(1,036,436)		(697,868)
Cash flows from investing activities:
Distribution for taxes payments								754,873	754,873
Cash released from trust account							2,914,230	121,034,650	121,034,650
Investment of cash in Trust Account							(200,000)	(1,265,000)	(1,365,000)		(127,765,000)
Net cash used in investing activities							2,714,230	120,524,523	120,424,523		(127,765,000)
Cash flows from financing activities:
Repayments of notes payable - related party											(100)
Cash used for common stock redemption							(2,914,230)	(121,034,650)	(121,034,650)
Proceeds from extension loan – related parties							200,000	1,265,000	1,365,000
Proceeds from sale of Units, net of underwriting discounts paid											123,970,000
Proceeds from sale of Private Placement Units											5,195,000
Payment of offering costs											(325,000)
Net cash provided by (used in) financing activities							(2,714,230)	(119,769,650)	(119,669,650)		128,839,900
Net change in cash, cash equivalents, and restricted cash							(417,660)	85,078	(281,563)		377,032
Cash, cash equivalents, and restricted cash, beginning of period	$ 177,876		$ 595,536	962,177		$ 877,099	595,536	877,099	877,099		500,067
Cash, cash equivalents and restricted cash, end of period		$ 177,876		$ 595,536	$ 962,177		177,876	962,177	595,536	$ 962,177	877,099
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income tax
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING and FINANCING ACTIVITIES:
Remeasurement for Class A common stock subject to possible redemption							456,757	2,234,695	2,264,084
Note payable for insurance premium							$ 84,617
Initial classification of common stock subject to possible redemption											127,765,000
Deferred underwriting fee payable											4,427,500
Additional shares issued to sponsor due to upsize of IPO											28
Reclassification of Class A common stock									$ 316